WARRANTS AND DERIVATIVES - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Mar. 25, 2022 USD ($) $ / shares shares	Nov. 24, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Nov. 24, 2025 USD ($)	Nov. 24, 2024 $ / shares	Nov. 24, 2023	Nov. 24, 2022 shares	Oct. 28, 2021 USD ($) $ / shares	Mar. 08, 2021 USD ($) $ / shares
Inducement Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right percentage of common stock issuable on exercise of warrants	0.34744%
Price of warrant | $ / shares	$ 0.01
Cash payment payable for redemption of warrants | $	$ 7,000,000
Derivative liability fair value gross liability | $	$ 4,400,000
Class of warrant or right number of common stock called by warrants or rights | shares				17,230
Inducement Warrants [Member] | Merger Agreement [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right percentage of additional common stock issuable on exercise of warrants	0.18708%
Class of warrant or right number of common stock called by warrants or rights | shares	25,190,000
Inducement Warrants [Member] | Convertible Notes Payable [Member] | Convertible Notes due 2028
Disclosure of Warrants and Derivatives [Line Items]
Warrant liability recognized on extinguishment of debt | $	$ 1,900,000
Inducement Warrants [Member] | Senior Secured Notes due 2026
Disclosure of Warrants and Derivatives [Line Items]
Warrant liability recognized on debt discount | $	$ 2,500,000
FP Pre Combination Warrants [Member] | Francisco Partners Note Purchase Agreement [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right percentage of common stock issuable on exercise of warrants		1.50%					5.00%
Price of warrant | $ / shares		$ 0.01				$ 10.00
Cash payment payable for redemption of warrants | $					$ 25,000,000
Derivative liability fair value gross liability | $		$ 2,500,000		$ 29,000,000
Class of warrant or right number of common stock called by warrants or rights | shares								1,000,000.0
Period In which Warrants Exercisable on Termination of Merger Agreement		30 days
FP Pre Combination Warrants FP Combination Equity and FP Combination Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of Warrant or Right Issuance Costs | $				429,000
FP Combination Equity [Member] | Subsequent Event [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	5,200,000
FP Combination Equity [Member] | Francisco Partners Note Purchase Agreement [Member]
Disclosure of Warrants and Derivatives [Line Items]
Derivative liability fair value gross liability | $				$ 25,000,000
FP Combination Equity [Member] | Francisco Partners Note Purchase Agreement [Member] | Subsequent Event [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	1,900,000
FP Combination Equity [Member] | Francisco Partners Note Purchase Agreement [Member] | Sponser [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	425,000
Pre-Combination Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right percentage of common stock issuable on exercise of warrants										0.25%
Price of warrant | $ / shares										$ 0.01
Derivative liability fair value gross liability | $										$ 827
Combination Equity [Member] | Subsequent Event [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	3,200,000
Combination Equity [Member] | Subsequent Event [Member] | Lockheed Martin Corporation And Beach Point Corporation [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	2,400,000
Combination Equity [Member] | Sponser [Member] | Subsequent Event [Member] | Lockheed Martin Corporation And Beach Point Corporation [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	100,000
Combination Equity [Member] | Merger Agreement [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right percentage of common stock issuable on exercise of warrants									0.25%
Derivative liability fair value gross liability | $									$ 6,000,000.0
Combination Warrants [Member] | Subsequent Event [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	2,800,000
Combination Warrants [Member] | Merger Agreement [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right percentage of common stock issuable on exercise of warrants									0.83333%
Price of warrant | $ / shares									$ 10.00
Derivative liability fair value gross liability | $									$ 8,100,000
Warrants and Rights Outstanding, Term									5 days
Detachable Warrants [Member]
Disclosure of Warrants and Derivatives [Line Items]
Class of warrant or right number of common stock called by warrants or rights | shares			943,612
Class of Warrant or Right Issuance Costs | $			$ 2,300,000
Warrants and Rights Outstanding, Term				7 years 4 months 24 days
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 39.06
Warrant maturity date			Jul. 23, 2028
Fair value portion of warrants not settleable in cash classified as equity. | $			$ 68,400,000
Detachable Warrants [Member] | Measurement Input, Price Volatility [Member]
Disclosure of Warrants and Derivatives [Line Items]
Warrants and Rights Outstanding, Measurement Input				103
Detachable Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Disclosure of Warrants and Derivatives [Line Items]
Warrants and Rights Outstanding, Measurement Input				0
Detachable Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Disclosure of Warrants and Derivatives [Line Items]
Warrants and Rights Outstanding, Measurement Input				1.15
Detachable Warrants [Member] | Subsequent Event [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	809,992
FP Combination Warrants [Member] | Subsequent Event [Member]
Disclosure of Warrants and Derivatives [Line Items]
Stock issued during the period on exercise of warrants | shares	8,300,000